ORDINARY SHARES AND STATUTORY RESERVE (Details Narrative) - USD ($)				6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 28, 2024	Jun. 01, 2023	Dec. 09, 2021	Jun. 30, 2024	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Mar. 06, 2023	Dec. 05, 2022	Feb. 15, 2022
Common stock, shares issued	5,471,661			5,471,661		5,471,661
Common stock, par value	$ 0.003			$ 0.003		$ 0.003
Common stock, shares outstanding				5,470,076		5,470,076
Reverse stock split	1-for-30			1-for-30 reverse stock split		1-for-30 reverse stock split
Warrant exercise price			$ 78.78
Fair value of warrants			$ 1,087,000		$ 22,900,000
Fair value of warrants adjustments to additional paid in capital							$ 22,900,000
Principal amount									$ 1,180,000	$ 1,380,000
Treasury stock, common shares		1,585		1,585		1,585
Accumulated balance of statutory reserves				$ 6,656,000		$ 6,656,000
Accumulated balance of special reserves				631,000		574,000
Restricted net asset				148,357,000		$ 148,301,000
CHINA
Accumulated balance of statutory reserves				$ 0				$ 0
Common Class A [Member]
Warrants to purchase shares			13,800
Warrant exercise price			$ 360.00
Common Stock [Member]
Warrant exercise price			$ 360.00
Warrants exercisable term			5 years
Treasury Stock, Common [Member]
Common stock, par value		$ 0.003
Repaid of treasury stock		$ 500,000
Treasury stock, common shares		1,585
Proceeds from Promissory Notes redemption price		$ 2,060,000
Shandong Baoya [Member] | Common Stock [Member]
Warrants to purchase shares											166,667
Warrant exercise price											$ 60.00
Chijet, Inc. [Member]
Common stock, shares issued		5,071,010
Common stock, par value		$ 0.003